Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Prospectus Date	rr_ProspectusDate	Mar. 09, 2022
Document Creation Date	dei_DocumentCreationDate	Mar. 09, 2022